Long-Term Debt - Additional Information (Detail) (USD $)	12 Months Ended				1 Months Ended											1 Months Ended											1 Months Ended	12 Months Ended				12 Months Ended			12 Months Ended																																			12 Months Ended					12 Months Ended										9 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010	Aug. 15, 2013 Senior Unsecured Notes 2013 9 3/4% Senior Unsecured Notes, due September 2021	Sep. 30, 2013 Senior Unsecured Notes 2013 9 3/4% Senior Unsecured Notes, due September 2021	Sep. 30, 2012 Senior Unsecured Notes 2013 9 3/4% Senior Unsecured Notes, due September 2021	Sep. 30, 2013 Senior Unsecured Notes 2012 11 % Senior Subordinated Notes, due September 2018	Aug. 15, 2013 Senior Unsecured Notes 2012 11 % Senior Subordinated Notes, due September 2018	Sep. 30, 2013 Senior Unsecured Notes 2005 6 1/8% Senior Unsecured Notes, due February 2013	Sep. 30, 2012 Senior Unsecured Notes 2005 6 1/8% Senior Unsecured Notes, due February 2013	Feb. 28, 2005 Senior Unsecured Notes 2005 6 1/8% Senior Unsecured Notes, due February 2013	Sep. 30, 2013 Senior Secured Notes 2012 11 1/2% Second Lien Senior Secured Notes, due November 2017	Sep. 30, 2012 Senior Secured Notes 2012 11 1/2% Second Lien Senior Secured Notes, due November 2017	Mar. 06, 2012 Senior Secured Notes 2012 11 1/2% Second Lien Senior Secured Notes, due November 2017	Mar. 06, 2012 Senior Secured Notes 2009 11 1/2% Second Lien Senior Secured Notes, due November 2017	Sep. 30, 2013 Senior Secured Notes 2009 11 1/2% Second Lien Senior Secured Notes, due November 2017	Sep. 30, 2012 Senior Secured Notes 2009 11 1/2% Second Lien Senior Secured Notes, due November 2017	Oct. 31, 2009 Senior Secured Notes 2009 11 1/2% Second Lien Senior Secured Notes, due November 2017	Sep. 30, 2013 Senior Secured Notes 2012 10 1/2% Third Lien Senior Secured Notes, due December 2016	Aug. 15, 2013 Senior Secured Notes 2012 10 1/2% Third Lien Senior Secured Notes, due December 2016	Sep. 30, 2012 Senior Secured Notes 2012 10 1/2% Third Lien Senior Secured Notes, due December 2016	Mar. 06, 2012 Senior Secured Notes 2012 10 1/2% Third Lien Senior Secured Notes, due December 2016	Mar. 06, 2012 Senior Secured Notes 2005 Senior Unsecured Notes	Mar. 06, 2012 Senior Secured Notes 2002 Senior Subordinated Notes	Sep. 30, 2013 Senior Secured Notes Long-term Debt 2012 11 1/2% Second Lien Senior Secured Notes, due November 2017	Mar. 06, 2012 Credit Facility Bank Credit Facility, due March 2015	Sep. 30, 2013 Credit Facility Bank Credit Facility, due March 2015	Sep. 30, 2012 Credit Facility Bank Credit Facility, due March 2015	Sep. 30, 2013 Credit Facility Bank Credit Facility, due March 2015 Base Rate Term Loans	Sep. 30, 2013 Credit Facility Bank Credit Facility, due March 2015 Eurodollar Rate Term Loans	Sep. 30, 2013 Credit Facility Bank Credit Facility, due March 2015 Minimum	Sep. 30, 2013 Credit Facility Bank Credit Facility, due March 2015 Minimum Base Rate Revolving Loans [Member]	Sep. 30, 2013 Credit Facility Bank Credit Facility, due March 2015 Minimum Eurodollar Rate Revolving Loans	Sep. 30, 2013 Credit Facility Bank Credit Facility, due March 2015 Maximum	Sep. 30, 2013 Credit Facility Bank Credit Facility, due March 2015 Maximum Base Rate Revolving Loans [Member]	Sep. 30, 2013 Credit Facility Bank Credit Facility, due March 2015 Maximum Eurodollar Rate Revolving Loans	Sep. 30, 2013 Credit Facility Term Loan Facility, due March 2016	Sep. 30, 2012 Credit Facility Term Loan Facility, due March 2016	Mar. 06, 2012 Credit Facility Term Loan Facility, due March 2016	Sep. 30, 2013 Credit Facility Term Loan Facility, due March 2016 Base Rate Term Loans	Sep. 30, 2013 Credit Facility Term Loan Facility, due March 2016 Eurodollar Rate Term Loans	Sep. 30, 2013 Credit Facility Bank of America, N.A. Line of Credit	Sep. 30, 2013 Credit Facility Mohegan Tribe Credit Facility, due September 2013	Sep. 30, 2012 Credit Facility Mohegan Tribe Credit Facility, due September 2013	Mar. 31, 2012 Credit Facility Mohegan Tribe Credit Facility, due September 2013	Sep. 30, 2013 Credit Facility Downs Lodging Credit Facility, due July 2016	Sep. 30, 2012 Credit Facility Downs Lodging Credit Facility, due July 2016	Sep. 30, 2012 Credit Facility Downs Lodging Credit Facility, due July 2016 Downs Lodging LLC	Jul. 16, 2012 Credit Facility Downs Lodging Credit Facility, due July 2016 Downs Lodging LLC	Sep. 30, 2013 Credit Facility Letter of Credit Bank Credit Facility, due March 2015	Mar. 06, 2012 Credit Facility Letter of Credit Bank Credit Facility, due March 2015	Sep. 30, 2013 Senior Subordinated Notes 2012 11 % Senior Subordinated Notes, due September 2018	Aug. 15, 2013 Senior Subordinated Notes 2012 11 % Senior Subordinated Notes, due September 2018	Sep. 30, 2012 Senior Subordinated Notes 2012 11 % Senior Subordinated Notes, due September 2018	Mar. 06, 2012 Senior Subordinated Notes 2012 11 % Senior Subordinated Notes, due September 2018	Mar. 06, 2012 Senior Subordinated Notes 2012 11 % Senior Subordinated Notes, due September 2018 A 2004 Senior Subordinated Notes	Mar. 06, 2012 Senior Subordinated Notes 2012 11 % Senior Subordinated Notes, due September 2018 A 2005 Senior Subordinated Notes	Sep. 30, 2013 Senior Subordinated Notes 2004 7 1/8% Senior Subordinated Notes, due August 2014	Sep. 30, 2012 Senior Subordinated Notes 2004 7 1/8% Senior Subordinated Notes, due August 2014	Mar. 06, 2012 Senior Subordinated Notes 2004 7 1/8% Senior Subordinated Notes, due August 2014	Aug. 31, 2004 Senior Subordinated Notes 2004 7 1/8% Senior Subordinated Notes, due August 2014	Sep. 30, 2013 Senior Subordinated Notes 2005 6 7/8% Senior Subordinated Notes, due February 2015	Sep. 30, 2012 Senior Subordinated Notes 2005 6 7/8% Senior Subordinated Notes, due February 2015	Mar. 06, 2012 Senior Subordinated Notes 2005 6 7/8% Senior Subordinated Notes, due February 2015	Feb. 28, 2005 Senior Subordinated Notes 2005 6 7/8% Senior Subordinated Notes, due February 2015	Sep. 30, 2013 Promissory Notes 2009 Mohegan Tribe Promissory Note, due September 2014	Sep. 30, 2012 Promissory Notes 2009 Mohegan Tribe Promissory Note, due September 2014	Sep. 30, 2010 Promissory Notes 2009 Mohegan Tribe Promissory Note, due September 2014	Sep. 30, 2013 Promissory Notes 2009 Mohegan Tribe Promissory Note, due September 2014 Commencing December 31, 2012 through September 30, 2013	Sep. 30, 2013 Promissory Notes 2009 Mohegan Tribe Promissory Note, due September 2014 Commencing December 31, 2013	Sep. 30, 2013 Promissory Notes 2012 Mohegan Tribe Minor's Trust Promissory Note, due March 2016	Sep. 30, 2012 Promissory Notes 2012 Mohegan Tribe Minor's Trust Promissory Note, due March 2016	May 31, 2012 Promissory Notes 2012 Mohegan Tribe Minor's Trust Promissory Note, due March 2016	Sep. 30, 2013 Promissory Notes 2012 Mohegan Tribe Minor's Trust Promissory Note, due March 2016 Commencing December 312012 Through September 302014 [Member]	Sep. 30, 2013 Promissory Notes 2012 Mohegan Tribe Minor's Trust Promissory Note, due March 2016 Commencing December 312014 To Maturity [Member]	Sep. 30, 2013 Promissory Notes 2013 Mohegan Tribe Promissory Note, due December 2018	Mar. 29, 2013 Promissory Notes 2013 Mohegan Tribe Promissory Note, due December 2018	Sep. 30, 2012 Promissory Notes 2013 Mohegan Tribe Promissory Note, due December 2018	Sep. 30, 2013 Promissory Notes Salishan-Mohegan Promissory Notes, due December 2014	Jun. 30, 2013 Promissory Notes Salishan-Mohegan Promissory Notes, due December 2014	Sep. 30, 2012 Promissory Notes Salishan-Mohegan Promissory Notes, due December 2014	Dec. 31, 2012 Promissory Notes Salishan-Mohegan Promissory Notes, due December 2014 Loan One	Jun. 30, 2013 Promissory Notes Salishan-Mohegan Promissory Notes, due December 2014 Loan Two	Jun. 30, 2013 Promissory Notes Salishan-Mohegan Promissory Notes, due December 2014 Commencing December 31, 2012 to July 31, 2014 Loan One	Jun. 30, 2013 Promissory Notes Salishan-Mohegan Promissory Notes, due December 2014 Commencing August 31, 2014 through Maturity Loan One
Debt Instrument [Line Items]
Loan face amount					$ 500,000,000							$ 250,000,000			$ 199,800,000				$ 200,000,000				$ 417,700,000															$ 225,000,000		$ 225,000,000										$ 45,000,000						$ 344,200,000						$ 225,000,000				$ 150,000,000			$ 10,000,000					$ 20,000,000				$ 7,400,000					$ 150,000	$ 375,000
Principal amount tendered and exchanged					69,000,000				69,000,000																																													69,000,000
Refinancing costs					12,800,000
Losses on early exchange of debt, previously capitalized transaction costs	7,300,000
Losses on early exchange of debt, transaction costs not previously capitalized	3,800,000
Capitalized refinancing costs						8,600,000
Unamortized discount													8,898,000	10,029,000			5,000	6,000				7,160,000				400,000												3,005,000	3,988,000														4,168,000		5,959,000
Credit facility outstanding																											400,000,000
Borrowing capacity																																											16,500,000			1,450,000						75,000,000
Repayment rate, quarterly																											1,000,000
Debt outstanding	1,682,312,000	1,679,854,000				500,000,000	0			0	15,775,000		190,902,000	189,771,000			195,000	194,000		0		410,611,000						393,000,000	397,000,000									221,995,000	221,012,000					0	1,450,000		45,000,000	45,000,000					271,022,000		338,231,000				21,156,000	21,156,000			9,654,000	9,654,000			3,500,000	10,000,000				18,000,000	20,000,000				7,420,000		0	468,000		0
Letters of credit issued																																																			3,400,000
Credit facility remaining borrowing capacity inclusive of restrictive covenant requirements																												71,600,000
Basis spread on variable rate																												4.50%		3.25%	4.50%		2.25%	3.50%		3.25%	4.50%				6.50%	7.50%
Variable rate basis floor																															1.00%											1.50%
Fee assessed on unused revolving credit																												0.50%				0.25%			0.50%
Accrued interest	23,296,000	46,362,000				6,200,000					81,000		9,600,000	13,100,000			10,000					25,000,000						61,000	211,000									1,100,000	1,200,000					249,000					375,000				1,300,000		1,700,000				188,000	148,000			83,000	56,000			4,700,000	3,900,000				5,000	16,000				1,000				0
Issued at percent of par																			96.234%																					98.00%
Initial yield per annum																			12.25%																					9.60%
Interest rate						9.75%			9.75%	6.125%		6.125%	11.50%		11.50%		11.50%		11.50%	10.50%			10.50%																											13.00%			11.00%			11.00%			7.125%			7.125%	6.875%			6.875%			10.00%					10.00%				4.00%						7.00%
Debt extinguished																199,800,000
Debt outstanding before discount																	200,000
Redeemable rate before cutoff															100.00%
Redeemable rate after cutoff upon change of control					101.00%										101.00%																																									101.00%
Redeemable rate upon certain conditions					100.00%										100.00%																																									100.00%
Principal amount tendered and exchanged																								234,200,000	183,500,000																																203,800,000	140,300,000			203,800,000				140,300,000
Redeemable rate					100.00%																		100.00%																																	100.00%
Repurchased face amount																					417,700,000
Payment in Kind (PIK) interest rate																																																								2.00%
Principal outstanding								275,200,000
Remaining borrowing capacity																																											16,500,000
Quarterly interest payment																																																																					1,200,000
Quarterly amortization of principal																																																																						1,625,000	875,000				500,000	1,500,000									5,000	10,000
Interest rate, due monthly																																																		10.00%
Interest rate, due at maturity																																																		3.00%
Exit fee																																																		3.00%
Deferred gain on discontinuation of fair value hedge	0			1,700,000
Amortization of deferred gains associatied with discontinuation of fair value hedge	$ (76,000)	$ (255,000)	$ (467,000)